Events after the reporting date (Details)		1 Months Ended			3 Months Ended			12 Months Ended
	Feb. 03, 2026 $ / shares	Feb. 28, 2026 USD ($)	Jan. 31, 2026 USD ($) shares $ / shares extension_option	Nov. 30, 2025 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) VLCC	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Vessel Subsidiaries [Abstract]
Number of VLCCs contracted to be built | VLCC								4
Gain on sale of vessels							$ 19,800,000	$ 52,943,000	$ 0	$ 0
DHT Europe and DHT China [Member]
Vessel Subsidiaries [Abstract]
Combined selling price of VLCC						$ 101,600,000
DHT Europe [Member] | Forecast [Member]
Vessel Subsidiaries [Abstract]
Gain on sale of vessels					$ 30,400,000
DHT China [Member] | Forecast [Member]
Vessel Subsidiaries [Abstract]
Gain on sale of vessels					$ 29,600,000
DHT Bauhinia [Member] | Forecast [Member]
Vessel Subsidiaries [Abstract]
Gain on sale of vessels			$ 34,200,000
Share Transactions [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares) | shares			300,000
Number of shares, vesting in one year (in shares) | shares			67,500
Number of shares, vesting in two years (in shares) | shares			67,500
Number of shares, vesting in three years (in shares) | shares			48,750
Number of shares, vesting in four years (in shares) | shares			67,500
Number of shares, vesting subject to certain market conditions (in shares) | shares			48,750
Number of shares, vesting in one to three years (in shares) | shares			251,250
Estimated fair value of share at grant date subject to certain market conditions (in dollars per share) | $ / shares			$ 7.85
Estimated fair value of share at grant date (in dollars per share) | $ / shares			$ 12.02
Share Transactions [Member] | Board of Directors [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares) | $ / shares			80,000
Estimated fair value of share at grant date (in dollars per share) | $ / shares			$ 12.02
Dividend Declared for Q4 [Member]
Dividend [Abstract]
Dividend declare date	Feb. 03, 2026
Dividend declared (in dollars per share) | $ / shares	$ 0.41
Dividends payable date	Feb. 26, 2026
Dividend record date	Feb. 19, 2026
Subsequent Events [Member] | DHT Europe and DHT China [Member]
Vessel Subsidiaries [Abstract]
Combined selling price of VLCC				$ 101,600,000
Subsequent Events [Member] | DHT China [Member]
Vessel Subsidiaries [Abstract]
Repayments of borrowings			$ 5,600,000
Subsequent Events [Member] | DHT Harrier [Member]
Vessel Subsidiaries [Abstract]
Extended time charter contract period			5 years
Number of optional extension periods | extension_option			2
Term of optional extension period for extended vessel contract			1 year
Subsequent Events [Member] | DHT Harrier [Member] | Fixed Five-Year Term [Member]
Vessel Subsidiaries [Abstract]
Time charter rate			$ 47,500
Subsequent Events [Member] | DHT Harrier [Member] | First Optional Year [Member]
Vessel Subsidiaries [Abstract]
Time charter rate			49,000
Subsequent Events [Member] | DHT Harrier [Member] | Second Optional Year [Member]
Vessel Subsidiaries [Abstract]
Time charter rate			50,000
Subsequent Events [Member] | DHT Bauhinia [Member]
Vessel Subsidiaries [Abstract]
Combined selling price of VLCC			$ 51,500,000
Subsequent Events [Member] | DHT Opal [Member]
Vessel Subsidiaries [Abstract]
Time charter rate		$ 90,000
Time charter contract period		1 year
Subsequent Events [Member] | DHT Taiga [Member]
Vessel Subsidiaries [Abstract]
Time charter rate		$ 94,000
Time charter contract period		1 year
Subsequent Events [Member] | DHT Redwood [Member]
Vessel Subsidiaries [Abstract]
Time charter rate		$ 105,000
Time charter contract period		1 year